Warrant Liabilities - Summary of Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	4 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 28, 2022
Disclosure Of Detailed Information About Warrant Liabilities [Line Items]
Initial measurements as of November 10, 2021	$ 69,923,483	$ 43,811,798
Change in valuation inputs	(26,111,685)	(40,772,657)
Fair value, Balance	43,811,798	3,039,141
Public
Disclosure Of Detailed Information About Warrant Liabilities [Line Items]
Initial measurements as of November 10, 2021	66,792,000	42,757,000
Change in valuation inputs	(24,035,000)	(39,721,000)
Fair value, Balance	42,757,000	3,036,000
Private Placement
Disclosure Of Detailed Information About Warrant Liabilities [Line Items]
Initial measurements as of November 10, 2021	3,131,483	1,054,798
Change in valuation inputs	(2,076,685)	(1,051,657)
Fair value, Balance	$ 1,054,798	$ 3,141